UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2012
                                               ----------------------------


Check here if Amendment [   ]; Amendment Number:
                                                 -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         MacGuire, Cheswick & Tuttle Investment Counsel LLC
Address:      1020 Boston Post Road, Suite 220
              Darien, CT  06820



Form 13F File Number: 028-13200

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David P. Tuttle
Title:   Managing Director & CCO
Phone:   (203) 655-3323

Signature, Place, and Date of Signing:

/s/ David P. Tuttle                   Darien, CT               November 5, 2012
-------------------            ---------------------          ------------------
   [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      0
                                                 ---------------

Form 13F Information Table Entry Total:                 79
                                                 ---------------

Form 13F Information Table Value Total:             $314,907
                                                  (thousands)
                                                 ---------------


                          MacGuire, Cheswick & Tuttle
                             Investment Counsel LLC

                                    Form 13F
                                   09/30/2012


                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                   -TITLE OF CLASS- --CUSIP--  x$1000  PRN AMT  PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED    NONE
APPLE,  INC.                     COM              037833100  23774    35638   SH       SOLE                   0        0       35638
ABBOTT LABORATORIES              COM              002824100   7325   106848   SH       SOLE                   0        0      106848
AMAZON COM INC                   COM              023135106   6040    23750   SH       SOLE                   0        0       23750
AMPHENOL CORP                    COM              032095101   7039   119540   SH       SOLE                   0        0      119540
AMERICAN EXPRESS CO.             COM              025816109   1758    30912   SH       SOLE                   0        0       30912
BANK OF AMERICA CORPORATION      COM              060505104    131    14780   SH       SOLE                   0        0       14780
BANK OF AMERICA WARRANT EXP  /   WARRANTS         060505146    115    32500   SH       SOLE                   0        0       32500
BAKER HUGHES INC                 COM              057224107   4711   104150   SH       SOLE                   0        0      104150
PIMCO TOTAL RETURN ETF           ETF              72201R775    598     5500   SH       SOLE                   0        0        5500
BERKSHIRE HATHAWAY INC. DEL      COM              084670702   2653    30079   SH       SOLE                   0        0       30079
BLACKSTONE                       COM              09253U108    857    60000   SH       SOLE                   0        0       60000
CBRE GROUP, INC.                 COM              12504L109   4291   233075   SH       SOLE                   0        0      233075
CERNER CORP.                     COM              156782104    296     3820   SH       SOLE                   0        0        3820
CHURCH AND DWIGHT CO. INC        COM              171340102    216     4000   SH       SOLE                   0        0        4000
COLGATE PALMOLIVE                COM              194162103    229     2132   SH       SOLE                   0        0        2132
CAPITAL ONE                      COM              14040H105   3789    66460   SH       SOLE                   0        0       66460
CAPITAL ONE FINL CORP WT EXP 1   WARRANTS         14040H139   1897    92175   SH       SOLE                   0        0       92175
COSTCO WHOLESALE CORP            COM              22160K105   2262    22580   SH       SOLE                   0        0       22580
CISCO SYSTEMS                    COM              17275R102   1737    90973   SH       SOLE                   0        0       90973
CHEVRON CORPORATION              COM              166764100   2215    19002   SH       SOLE                   0        0       19002
DANAHER CORPORATION              COM              235851102  11190   202895   SH       SOLE                   0        0      202895
DISNEY (WALT) CO. HOLDING CO     COM              254687106    221     4220   SH       SOLE                   0        0        4220
EMC CORPORATION                  COM              268648102   7344   269310   SH       SOLE                   0        0      269310
EXPRESS SCRIPTS HLDG CO          COM              30219G108    321     5120   SH       SOLE                   0        0        5120
FREEPORT MCMORAN COPPER & GO D   COM              35671D857    926    23400   SH       SOLE                   0        0       23400
FACTSET                          COM              303075105   5159    53502   SH       SOLE                   0        0       53502
GENERAL ELECTRIC CO              COM              369604103   9654   425089   SH       SOLE                   0        0      425089
GREENHILL & CO INC               COM              395259104    622    12015   SH       SOLE                   0        0       12015
SPDR GOLD TR                     ETF              78463V107  12211    71037   SH       SOLE                   0        0       71037
HOME DEPOT INC.                  COM              437076102    270     4475   SH       SOLE                   0        0        4475
HONEYWELL INTL INC               COM              438516106   8655   144860   SH       SOLE                   0        0      144860
INTERNATIONAL BUSINESS MACHS     COM              459200101   5294    25517   SH       SOLE                   0        0       25517
ISHARES DJ US OIL EQUIP          ETF              464288844    610    11720   SH       SOLE                   0        0       11720
ISHARES TR S&P MIDCAP 400 IN E   ETF              464287507   2105    21335   SH       SOLE                   0        0       21335
ISHARES MID CAP 400 GROWTH       ETF              464287606    526     4700   SH       SOLE                   0        0        4700
ISHARES TR S&P SMALL CAP 600 I   ETF              464287804   1001    12990   SH       SOLE                   0        0       12990
ISHARES SMALL CAP 600 GROWTH     ETF              464287887    547     6539   SH       SOLE                   0        0        6539
INTEL CORPORATION                COM              458140100   2053    90616   SH       SOLE                   0        0       90616
ILLINOIS TOOL WORKS INC.         COM              452308109    367     6164   SH       SOLE                   0        0        6164
ISHARES SP 500 GROWTH            ETF              464287309    254     3264   SH       SOLE                   0        0        3264
JOHNSON & JOHNSON                COM              478160104   8293   120339   SH       SOLE                   0        0      120339
JPMORGAN CHASE & COMPANY         COM              46625H100   7554   186612   SH       SOLE                   0        0      186612
JPMORGAN CHASE & CO WARRANT  X   WARRANTS         46634E114   2067   200900   SH       SOLE                   0        0      200900
COCA-COLA                        COM              191216100   8708   229588   SH       SOLE                   0        0      229588
LINKEDIN                         COM              53578A108   1087     9030   SH       SOLE                   0        0        9030
LAS VEGAS SANDS CORP             COM              517834107   8312   179250   SH       SOLE                   0        0      179250
MC DONALD`S CORP                 COM              580135101   2685    29265   SH       SOLE                   0        0       29265
3M CO.                           COM              88579Y101   2009    21742   SH       SOLE                   0        0       21742
ALTRIA GROUP INC.                COM              02209S103    242     7250   SH       SOLE                   0        0        7250
MICROSOFT CORP                   COM              594918104   3317   111461   SH       SOLE                   0        0      111461
ISHARES S&P NATIONAL MUNI        ETF              464288414    700     6250   SH       SOLE                   0        0        6250
MYLAN, INC.                      COM              628530107   3757   154145   SH       SOLE                   0        0      154145
ORACLE CORPORATION               COM              68389X105   7251   230475   SH       SOLE                   0        0      230475
PENN NATIONAL GAMING, INC.       COM              707569109   6884   159640   SH       SOLE                   0        0      159640
PEPSICO INC.                     COM              713448108   1215    17170   SH       SOLE                   0        0       17170
PFIZER, INC.                     COM              717081103    301    12126   SH       SOLE                   0        0       12126
PROCTER & GAMBLE                 COM              742718109   7846   113127   SH       SOLE                   0        0      113127
PHILIP MORRIS INTL INC           COM              718172109    608     6759   SH       SOLE                   0        0        6759
TRANSOCEAN LTD                   COM              H8817H100    223     4966   SH       SOLE                   0        0        4966
STARBUCKS CORP                   COM              855244109   8879   175096   SH       SOLE                   0        0      175096
SIGMA ALDRICH CORP               COM              826552101   3345    46480   SH       SOLE                   0        0       46480
SAKS INCORPORATED                COM              79377W108    107    10395   SH       SOLE                   0        0       10395
SCHLUMBERGER LTD                 COM              806857108  11917   164760   SH       SOLE                   0        0      164760
ISHARES SILVER TRUST             ETF              46428Q109    435    13000   SH       SOLE                   0        0       13000
SANDISK CORP. INC.               COM              80004C101    435    10025   SH       SOLE                   0        0       10025
S P D R  S&P 500 ETF TR          ETF              78462F103   5486    38108   SH       SOLE                   0        0       38108
SUNCOR ENERGY INC NEW            COM              867224107   1866    56790   SH       SOLE                   0        0       56790
TEVA PHARMACEUTICALS INDS. A R   COM              881624209   1549    37405   SH       SOLE                   0        0       37405
TENARIS S. A. ADR                COM              88031M109   3584    87915   SH       SOLE                   0        0       87915
U S BANCORP                      COM              902973304    770    22460   SH       SOLE                   0        0       22460
UNITED TECHNOLOGIES CORP         COM              913017109   8553   109250   SH       SOLE                   0        0      109250
VARIAN MEDICAL                   COM              92220P105   4716    78190   SH       SOLE                   0        0       78190
VANGUARD TOTAL INTL STOCK IN E   ETF              921909602    645    45352   SH       SOLE                   0        0       45352
VANGUARD EMERGING MARKETS        ETF              922042858   8722   209068   SH       SOLE                   0        0      209068
WELLS FARGO                      COM              949746101  10528   304888   SH       SOLE                   0        0      304888
WELLS FARGO WT EXP 10/28/18      WARRANTS         949746119    290    29400   SH       SOLE                   0        0       29400
WEATHERFORD                      COM              H27013103    540    42575   SH       SOLE                   0        0       42575
EXXON MOBIL CORPORATION          COM              30231G102  26686   291809   SH       SOLE                   0        0      291809
YUM BRANDS INC                   COM              988498101   1532    23090   SH       SOLE                   0        0       23090